Revenue and Cost of Sales and Services (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales and services [Abstract]
Revenue from sale of electricity	$ 347,167	$ 349,957	$ 309,249
Revenue from sale of steam	16,095	15,438	14,939
Others	750	309	65
Revenue	$ 364,012	$ 365,704	$ 324,253